CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603

                                 March 16, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:  Mr. Houghton R. Hallock, Jr.


        Re:          Energy Income and Growth Fund


Ladies and Gentlemen:

         On behalf of Energy Income and Growth Fund (the "Registrant"), we are transmitting Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940.

         We reference, for the purpose of your review of this filing, the filings made by Calamos Convertible and High Income Fund (File No. 333-146947) in which such filer issued its common securities in "at-the-market" distributions pursuant to a prospectus supplement to the prospectus included in its shelf registration statement (effective March 11, 2008).

         Before the registration statement becomes effective under the Securities Act of 1933, the Registrant will file all remaining exhibits.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.


                                        Very truly yours,

                                        Chapman and Cutler LLP


                                        By: /s/ Walter L. Draney
                                            --------------------------------
                                            Walter L. Draney

Enclosures
 cc:   Jeffrey Long
       W. Scott Jardine
       Eric F. Fess